Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 20, 2014
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 20, 2014
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement -- [Text Block]	jhvit_SupplementTextBlock_04

John Hancock Variable Insurance Trust

(the "Trust")

Supplement dated March 20, 2014

to the Prospectus dated April 29, 2013

Fundamental Value Trust

Principal Investment Strategy/Benchmark Changes

The principal investment strategies of Fundamental Value Trust as of the Effective Date are set forth below. In addition, the Fundamental Value Trust's benchmark is changing from the S&P 500 Index to the Russell 1000 Value Index as of the Effective Date.

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of December 31, 2013, the lowest market capitalization in this group was $1.1 billion. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadvisor seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadvisor employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. The subadvisor seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long-term fundamental analysis.

The subadvisor constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Financial Services Trust

Principal Investment Strategy Changes

The principal investment strategies of Financial Services Trust as of the Effective Date are as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in companies that are principally engaged in financial services. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) These companies include U.S. and foreign financial services companies of any size including banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the fund, the subadvisor focuses primarily on stock selection rather than industry allocation. In choosing individual stocks, the subadvisor uses fundamental financial analysis to identify securities that appear comparatively undervalued.

Given the industry-wide trend toward consolidation, the subadvisor also invests in companies that appear to be positioned for a merger. The subadvisor generally gathers firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in below investment-grade bonds (i.e., "junk bonds") rated at the time of purchase as low as CCC by Standard & Poor's Rating Services (S&P) or Caa by Moody's Investors Service, Inc. (Moody's) and their unrated equivalent. It may also invest up to 15% of net assets in investment-grade short-term securities.

In abnormal circumstances, the fund may temporarily invest up to 80% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its investment objective.

The fund may, to a limited extent, engage in derivative transactions that include futures contracts, options and foreign currency forward contracts, in each case for the purpose of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in companies located in emerging market countries.

(John Hancock Variable Insurance Trust) | (Fundamental Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of December 31, 2013, the lowest market capitalization in this group was $1.1 billion. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadvisor seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadvisor employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. The subadvisor seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long-term fundamental analysis.

The subadvisor constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	the Fundamental Value Trust's benchmark is changing from the S&P 500 Index to the Russell 1000 Value Index as of the Effective Date.
(John Hancock Variable Insurance Trust) | (Financial Services Trust)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in companies that are principally engaged in financial services. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) These companies include U.S. and foreign financial services companies of any size including banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the fund, the subadvisor focuses primarily on stock selection rather than industry allocation. In choosing individual stocks, the subadvisor uses fundamental financial analysis to identify securities that appear comparatively undervalued.

Given the industry-wide trend toward consolidation, the subadvisor also invests in companies that appear to be positioned for a merger. The subadvisor generally gathers firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in below investment-grade bonds (i.e., "junk bonds") rated at the time of purchase as low as CCC by Standard & Poor's Rating Services (S&P) or Caa by Moody's Investors Service, Inc. (Moody's) and their unrated equivalent. It may also invest up to 15% of net assets in investment-grade short-term securities.

In abnormal circumstances, the fund may temporarily invest up to 80% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its investment objective.

The fund may, to a limited extent, engage in derivative transactions that include futures contracts, options and foreign currency forward contracts, in each case for the purpose of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in companies located in emerging market countries.